                                    MORGAN STANLEY
                             EMERGING MARKETS FUND, INC.
--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

Barton M. Biggs                         William G. Morton, Jr.
CHAIRMAN OF THE BOARD                   DIRECTOR
OF DIRECTORS

Michael F. Klein                        James W. Grisham
PRESIDENT AND DIRECTOR                  VICE PRESIDENT

Peter J. Chase                          Harold J. Schaaff, Jr.
DIRECTOR                                VICE PRESIDENT

John W. Croghan                         Joseph P. Stadler
DIRECTOR                                VICE PRESIDENT

David B. Gill                           Valerie Y. Lewis
DIRECTOR                                SECRETARY

Graham E. Jones                         Joanna M. Haigney
DIRECTOR                                TREASURER

John A. Levin                           Belinda A. Brady
DIRECTOR                                ASSISTANT TREASURER

--------------------------------------------------------------------------------
INVESTMENT ADVISER
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------------------------------
CUSTODIANS
Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT
Boston Equiserve
Investor Relations Department
P.O. Box 644
Boston, Massachusetts 02102-0644
(617) 575-3120
--------------------------------------------------------------------------------
LEGAL COUNSEL
Rogers & Wells
200 Park Avenue
New York, New York 10166
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036
--------------------------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.

--------------------------------------------------------------------------------
                                    MORGAN STANLEY
                                   EMERGING MARKETS
                                      FUND, INC.
--------------------------------------------------------------------------------



                                 THIRD QUARTER REPORT
                                  SEPTEMBER 30, 1997
                         MORGAN STANLEY ASSET MANAGEMENT INC.
                                  INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
---------

For the nine months ended September 30, 1997, the Morgan Stanley Emerging Markets Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 24.36% compared with 6.62% for the IFC Global Total Return Composite Index (the "Index"). For the one year ended September 30, 1997, the Fund had a total return, based on net asset value per share, of 22.90% compared with 4.80% for the Index. For the period from commencement of operations on November 1, 1991 through September 30, 1997, the Fund's total return, based on net asset value per share, was 161.03% compared with 74.08% for the Index. On September 30, 1997, the closing price of the Fund's shares on the New York Stock Exchange was $17.25, representing an 11.5% discount to the Fund's net asset value per share.

The emerging markets had a poor third quarter as the IFC Global Total Return Composite Index fell 8.97%. Devastating devaluations led the Asian markets down 23.70%. The Fund outperformed the Index for the quarter with a return, based on net asset value per share, of -3.12%. Contagion in the aftermath of the Thai baht devaluation caused the currencies in Malaysia, Indonesia and the Philippines to weaken by 28.4%, 34.5% and 30.2%, respectively, for the quarter. This currency weakness continued as political and economic leaders failed to communicate the requisite level of concern or adequate plans to address the issues which led to the markets' sell-off. In Latin America, Brazil and Mexico continued to be supported by earnings growth and privatization. Mexico led Latin markets during the quarter, returning 21.1% in U.S. Dollar terms.

The strength of Latin American markets in July relative to Asian bourses evaporated in August amidst fears of contagion from the Asian currency crisis. Brazil suffered most in Latin America, as economies with trade, current account or fiscal deficits in conjunction with fixed currency regimes were sold down. Our concern that too much good news was being anticipated for these markets was realized, as sharp sell-offs hit all emerging markets in August. Latin markets rebounded in September, making up much of their losses of the previous month.

During the quarter, Asia continued to be hard hit by currency woes and a general dearth of good news. The largest positive impact on portfolio return this year has been our underweight in the region, and in particular our underweight in Malaysia. Malaysia's Prime Minister Mahathir exacerbated difficulties in that market by making inflammatory comments regarding currency speculators and limiting foreign investors access to foreign exchange. Having said this, with Asia off 70% from its high, the region appears oversold. Many Asian markets now look to be attractively valued and we are starting to get interested.

European markets' relative and absolute performance was good in the third quarter, and helped to offset some of the noise in more volatile markets. Turkey, Russia and Poland returned 16.0%, 18.5% and 8.6%, respectively during the quarter.

Since the end of September, Latin America has been particularly volatile, as evidenced by the performance of these markets in the last week of October. Prior to these events, we believed that Latin America, which had experienced tremendous price appreciation both this year and last year, had become less reasonably valued. We had been easing out of markets like Brazil and Mexico where we had significant gains, and easing into some of the Asian markets which had dramatically underperformed.

Given the events of the past several weeks, we now feel that valuations in Latin America as well as in Asia are compelling. We have begun to repurchase positions in Latin America and are exploring opportunities within Asia as we assess relative value across the emerging markets. Cash is being raised in markets which have held up well in the downturn, such as India, Pakistan, Russia and South Africa in order to fund allocations in better valued markets.

We have always felt that in the event of a U.S. market correction the Emerging Markets were vulnerable to a similar or larger correction. Having said this, the fundamentals of many of our markets are improving and barring any nasty shocks in the U.S., the emerging markets should provide excellent upside over the next year.

Sincerely,

/s/ Michael F. Klein

Michael F. Klein
PRESIDENT AND DIRECTOR


/s/ Madhav Dhar

Madhav Dhar
PORTFOLIO MANAGER


/s/ Robert L. Meyer

Robert L. Meyer
PORTFOLIO MANAGER

October 1997

MORGAN STANLEY EMERGING MARKETS FUND, INC.
INVESTMENT SUMMARY AS OF SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------



HISTORICAL                                                                  TOTAL RETURN (%)
INFORMATION                              ------------------------------------------------------------------------------------
                                              MARKET VALUE (1)            NET ASSET VALUE (2)                INDEX (3)
                                         -----------------------       -----------------------       ------------------------
                                                         AVERAGE                       AVERAGE                        AVERAGE
                                         CUMULATIVE       ANNUAL       CUMULATIVE       ANNUAL       CUMULATIVE        ANNUAL
                                         ----------      -------       ----------      -------       ----------       -------
              FISCAL YEAR TO DATE          24.47%             --          24.36%           --           6.62%            --
              ONE YEAR                     15.13          15.13%          22.90         22.90%          4.80           4.80%
              FIVE YEAR                    96.67+         14.48+         118.36+        16.91+         77.26          12.13
              SINCE INCEPTION*            131.04+         15.20+         161.03+        17.60+         74.08           9.83




PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION

[CHART]



                                                    YEARS ENDED DECEMBER 31:                                    NINE MONTHS
                                                                                                                   ENDED
                                     1991*        1992        1993        1994         1995        1996      SEPTEMBER 30, 1997
                                     -----        ----        ----        ----         ----        ----      ------------------
Net Asset Value Per Share. . .       $14.71       $16.74      $28.20      $20.30       $14.69      $15.69         $19.49
Market Value Per Share . . . .       $14.25       $18.13      $31.63      $21.50       $15.50      $13.88         $17.25
Premium/(Discount) . . . . . .         -3.1%         8.3%       12.2%        5.9%         5.5%      -11.5%         -11.5%
Income Dividends . . . . . . .       $ 0.04       $ 0.01          --          --           --      $ 0.05         $ 0.01
Capital Gains Distributions. .           --       $ 0.01      $ 1.49      $ 6.50       $ 1.29      $ 0.98         $ 0.01
Fund Total Return (2). . . . .         4.61%       13.94%      95.22%+     -5.33%      -16.30%+     13.84%         24.36%
Index Total Return (3) . . . .         3.25%        0.33%      67.52%       -0.51%     -12.34%        7.84%          6.62%



(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The IFC Global Total Return Composite Index is an unmanaged index of common stocks of developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa, including dividends.
 *  The Fund commenced operations on November 1, 1991.
 + This return does not include the effect of the rights issued in connection with the Rights Offering.

MORGAN STANLEY EMERGING MARKETS FUND, INC.
PORTFOLIO SUMMARY AS OF SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
PORTFOLIO INVESTMENTS DIVERSIFICATION

[CHART]

    Debt Securities (0.3%)
    Equity Securities (94.7%)
    Short-Term Investments (5.0%)

--------------------------------------------------------------------------------
SECTORS

[CHART]

    Other (29.4%)
    Utilities-Electrical & Gas (7.1%)
    Telecommunications (14.8%)
    Banking (11.1%)
    Beverages & Tobacco (8.4%)
    Broadcasting & Publishing (3.2%)
    Chemicals (4.8%)
    Energy Equipment & Services (6.0%)
    Energy Sources (5.7%)
    Food & Household Products (3.7%)
    Multi-Industry (5.8%)

--------------------------------------------------------------------------------
COUNTRY WEIGHTINGS

[CHART]

    Other (20.8%)
    Indonesia (3.6%)
    Pakistan (4.3%)
    Turkey (5.1%)
    Taiwan (5.2%)
    Korea (7.0%)
    Brazil (13.3%)
    Mexico (12.9%)
    India (10.7%)
    South Africa (9.1%)
    Russia (8.0%)

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS*


                                                 PERCENT OF                                                  PERCENT OF
                                                 NET ASSETS                                                  NET ASSETS
                                                 ----------                                                  ----------
   1.  Bharat Heavy Electricals Ltd.                6.0%          6.  Samsung Electronics Co.                      2.3%
   2.  FEMSA                                        3.4           7.  Cemig                                        2.2
   3.  CRT                                          2.7           8.  Asutek Computer, Inc.                        2.2
   4.  SASOL Ltd.                                   2.5           9.  Brahma                                       2.1
   5.  Telebras                                     2.3          10.  Telmex                                       2.0
                                                                                                                  -----
                                                                                                                  27.7%
                                                                                                                  -----
                                                                                                                  -----


* Excludes short-term investments.

INVESTMENTS (UNAUDITED)
-------------
SEPTEMBER 30, 1997

                                                                        VALUE
                                                     SHARES             (000)
-------------------------------------------------------------------------------
COMMON STOCKS (94.8%)
 (Unless otherwise noted)
-------------------------------------------------------------------------------
ARGENTINA (2.9%)
AUTOMOBILES
 CIADEA                                                   1    U.S.$       --@
                                                               --------------
BEVERAGES & TOBACCO
 Quilmes                                             97,340             1,363
                                                               --------------
ENERGY SOURCES
 YPF ADR                                            114,610             4,226
                                                               --------------
TELECOMMUNICATIONS
 Nortel ADR                                          28,685               796
 Telecom Argentina ADR                               41,722             1,270
 Telefonica Argentina ADR                           149,065             5,459
                                                               --------------
                                                                        7,525
                                                               --------------
                                                                       13,114
                                                               --------------
-------------------------------------------------------------------------------
BRAZIL (13.3%)
BANKING
 Banco Bradesco (Preferred)                      79,271,363               836
 Banco Nacional (Preferred)                      61,598,720                 3
 Itaubanco (Preferred)                            2,595,500             1,677
 Unibanco (Preferred) GDR                            52,980             1,940
                                                               --------------
                                                                        4,456
                                                               --------------
BEVERAGES & TOBACCO
 Brahma (Preferred)                              10,564,209             8,100
 Brahma (Preferred) ADR                              78,950             1,214
                                                               --------------
                                                                        9,314
                                                               --------------
CONSTRUCTION & HOUSING
 Rossi Residencial GDR                               33,840               364
                                                               --------------
ENERGY SOURCES
 Petrobras (Preferred)                           13,586,999             3,870
 Petrobras ADR 144A                                  22,595               638
                                                               --------------
                                                                        4,508
                                                               --------------
MERCHANDISING
 Lojas Arapua (Preferred)                        30,412,000               321
 Lojas Arapua (Preferred) ADR                        31,540               340
 Lojas Renner (Preferred)                        14,237,000               656
 Pao de Acucar (Preferred)                        6,460,000               151
 Pao de Acucar (Preferred) ADR                       52,360             1,198
                                                               --------------
                                                                        2,666
                                                               --------------
METALS - NON-FERROUS
 CVRD (Preferred) ADR                                58,234             1,412
 CVRD (Preferred)                                     8,500               208
                                                               --------------
                                                                        1,620
                                                               --------------
TELECOMMUNICATIONS
 CRT (Preferred) 'A'                              9,019,200            11,715
 CRT Receipts                                       286,847               373
 Telebras                                        11,970,000             1,382
 Telebras (Preferred)                            46,389,183             5,992
 Telebras (Preferred) ADR                            23,265             2,995
 Telesp (Preferred)                                 125,313                38
                                                               --------------
                                                                       22,495
                                                               --------------
-------------------------------------------------------------------------------
                                                                        VALUE
                                                     SHARES             (000)
-------------------------------------------------------------------------------
TEXTILES & APPAREL
 Coteminas (Preferred)                            2,980,000    U.S.$    1,143
 ENCORPAR                                         2,980,000                --@
                                                               --------------
                                                                        1,143
                                                               --------------
UTILITIES - ELECTRICAL & GAS
 Cemig (Preferred)                              140,863,867             7,869
 Cemig (Preferred) ADR                               30,260             1,663
 Cemig (Preferred) GDR                                7,525               418
 Eletrobras (Preferred) 'B'                         916,138               518
 Eletrobras ADR                                      48,720             1,279
 Eletrobras ADR (Preferred)                          15,885               441
 Lightpar                                         1,608,000               572
                                                               --------------
                                                                       12,760
                                                               --------------
                                                                       59,326
                                                               --------------
-------------------------------------------------------------------------------
CHILE (0.7%)
BEVERAGES & TOBACCO
 CCU ADR                                             41,390             1,190
                                                               --------------
MERCHANDISING
 Santa Isabel ADR                                    48,962             1,142
                                                               --------------
UTILITIES - ELECTRICAL & GAS
 Enersis ADR                                         18,305               678
                                                               --------------
                                                                        3,010
                                                               --------------
-------------------------------------------------------------------------------
COLOMBIA (0.2%)
BANKING
 Banco de Colombia                                2,505,677               957
                                                               --------------
-------------------------------------------------------------------------------
EGYPT (1.6%)
BANKING
 Commercial International Bank                       53,890             1,310
 Egypt American Bank                                  2,839                97
                                                               --------------
                                                                        1,407
                                                               --------------
BEVERAGES & TOBACCO
 Eastern Tobacco                                     47,790             1,254
                                                               --------------
BUILDING MATERIALS & COMPONENTS
 Ameriyah Cement Co.                                 35,900               888
 Helwan Portland Cement                              34,500               732
 Tora Portland Cement Co.                            37,150               990
                                                               --------------
                                                                        2,610
                                                               --------------
CHEMICALS
 Egyptian Finance & Industrial                       14,850             1,000
                                                               --------------
FOOD & HOUSEHOLD PRODUCTS
 North Cairo Flour Mills                              7,910               403
                                                               --------------
REAL ESTATE
 Madinet Nasr Housing &
  Development                                         7,000               504
                                                               --------------
                                                                        7,178
                                                               --------------
-------------------------------------------------------------------------------

                                                                        VALUE
                                                     SHARES             (000)
-------------------------------------------------------------------------------
HUNGARY (0.6%)
CHEMICALS
 BorsodChem Rt. GDR                                   5,500    U.S.$      219
 Tiszai Vegyi Kombinat Rt. GDR                       28,600               644
                                                               --------------
                                                                          863
                                                               --------------
ENERGY SOURCES
 MOL Magyar Olaj-es
  Gazipari Rt. GDR                                   36,100               786
                                                               --------------
HEALTH & PERSONAL CARE
 Richter Gedeon Rt.                                   7,400               785
 Richter Gedeon Rt. GDR                               3,100               325
                                                               --------------
                                                                        1,110
                                                               --------------
                                                                        2,759
                                                               --------------
-------------------------------------------------------------------------------
INDIA (10.4%)
AUTOMOBILES
 Apollo Tyres Ltd.                                   33,200                70
 Hero Honda Ltd.                                     11,518               226
 MRF Ltd.                                            10,000               816
 Tata Engineering & Locomotive Ltd.                   2,259                21
                                                               --------------
                                                                        1,133
                                                               --------------
BANKING
 State Bank of India Ltd.                           798,700             6,112
                                                               --------------
BEVERAGES & TOBACCO
 ITC Ltd.                                           122,318             1,992
                                                               --------------
CHEMICALS
 Indian Petro Chemical Corp. Ltd.                     2,020                 6
 Reliance Industries Ltd.                               802                 8
                                                               --------------
                                                                           14
                                                               --------------
ENERGY EQUIPMENT & SERVICES
 Bharat Heavy Electricals Ltd.                    2,690,900            26,786
                                                               --------------
FINANCIAL SERVICES
 Housing Development
  Finance Corp. Ltd.                                 76,175             6,874
                                                               --------------
MULTI-INDUSTRY
 *Morgan Stanley Growth Fund                      6,881,800             1,237
                                                               --------------
RECREATION, OTHER CONSUMER GOODS
 Tube Investments of India Ltd.                     149,500               167
                                                               --------------
TEXTILES & APPAREL
 Raymond Ltd. - New                                     574                 1
                                                               --------------
TRANSPORTATION - ROAD & RAIL
 Container Corp. of India Ltd.                      181,500             2,108
                                                               --------------
                                                                       46,424
                                                               --------------
-------------------------------------------------------------------------------
INDONESIA (3.6%)
AUTOMOBILES
 Astra International (Foreign)                    3,305,000             2,989
                                                               --------------
BANKING
 Bank International Indonesia
  (Foreign)                                       4,622,003             1,335
 Bank International Indonesia
  (Foreign)(Warrants), expiring
  1/17/00                                           329,334                28
Bank Negara Indonesia (Foreign)                   6,760,000             1,849
                                                               --------------
                                                                        3,212
                                                               --------------
-------------------------------------------------------------------------------
                                                                        VALUE
                                                     SHARES             (000)
-------------------------------------------------------------------------------
BEVERAGES & TOBACCO
 Gudang Garam (Foreign)                             710,800    U.S.$    2,053
 HM Sampoerna (Foreign)                             839,000             1,721
                                                               --------------
                                                                        3,774
                                                               --------------
FINANCIAL SERVICES
 Putra Surya Multidana (Foreign)                  1,838,000               838
                                                               --------------
FOOD & HOUSEHOLD PRODUCTS
 Indofood Sukses Makmur (Foreign)                 1,031,400             1,246
 Mayora Indah (Foreign)                           2,899,000               705
                                                               --------------
                                                                        1,951
                                                               --------------
FOREST PRODUCTS & PAPER
 Indah Kait Pulp & Paper (Foreign)                2,341,605               907
 Indah Kait Pulp & Paper (Warrants),
  expiring 7/11/02                                  214,147                13
                                                               --------------
                                                                          920
                                                               --------------
MERCHANDISING
 Matahari Putra Prima (Foreign)                     888,000               304
                                                               --------------
MULTI-INDUSTRY
 Bimantara Citra (Foreign)                        1,782,000             1,814
                                                               --------------
                                                                       15,802
                                                               --------------
-------------------------------------------------------------------------------
ISRAEL (2.3%)
BANKING
 Bank Hapoalim Ltd.                                 162,500               377
 First International Bank of Israel '5'               2,064             1,461
                                                               --------------
                                                                        1,838
                                                               --------------
ELECTRICAL & ELECTRONICS
 Elbit Systems Ltd.                                  66,365               907
 Scitex Ltd.                                         55,467               707
                                                               --------------
                                                                        1,614
                                                               --------------
FOOD & HOUSEHOLD PRODUCTS
 Osem Investment Ltd.                                94,176               490
 Super Sol Ltd.                                     963,400             3,131
                                                               --------------
                                                                        3,621
                                                               --------------
MERCHANDISING
 Blue Square-Isreal Ltd. ADR                         87,700             1,140
                                                               --------------
MULTI-INDUSTRY
 Koor Industries Ltd.                                10,850             1,128
 Pec Israel Economic Corp.                           43,870               847
                                                               --------------
                                                                        1,975
                                                               --------------
                                                                       10,188
                                                               --------------
-------------------------------------------------------------------------------
KOREA (7.0%)
APPLIANCES & HOUSEHOLD DURABLES
 Samsung Electronics Co. (Foreign)                   75,417             7,290
 Samsung Electronics Co. GDR - New 144A              54,636             2,827
                                                               --------------
                                                                       10,117
                                                               --------------
-------------------------------------------------------------------------------

                                                                        VALUE
                                                     SHARES             (000)
-------------------------------------------------------------------------------
KOREA (CONTINUED)
BANKING
 Cho Hung Bank Co. Ltd. GDR                          51,100    U.S.$      241
 Housing & Commercial Bank, Korea                   117,980             1,999
 Housing & Commercial Bank, Korea
  GDR                                                83,800             1,643
 Kookmin Bank                                       164,480             1,980
 Kookmin Bank GDR                                    97,798             1,223
                                                               --------------
                                                                        7,086
                                                               --------------
CONSTRUCTION & HOUSING
 Hyundai Engineering (Foreign)                       74,014             1,456
                                                               --------------
FOREST PRODUCTS & PAPER
 Hansol Paper Co.                                    68,310             1,590
                                                               --------------
METALS - STEEL
 Pohang Iron & Steel Ltd. (Foreign)                  39,040             3,045
                                                               --------------
TELECOMMUNICATIONS
 LG Information & Communication Ltd.                 55,630             5,381
                                                               --------------
UTILITIES - ELECTRICAL & GAS
 Korea Electric Power Corp. (Foreign)               104,240             2,313
                                                               --------------
                                                                       30,988
                                                               --------------
-------------------------------------------------------------------------------
MALAYSIA (0.2%)
BANKING
 Commerce Asset Holding Bhd
  (Warrants), expiring 3/16/02                       63,500                21
                                                               --------------
FINANCIAL SERVICES
 Rashid Hussain Bhd (Warrants),
  expiring 3/25/02                                   17,285                13
                                                               --------------
LEISURE & TOURISM
 Genting Bhd                                        267,400               832
                                                               --------------
MACHINERY & ENGINEERING
 United Engineers (Malaysia) Bhd                     52,000               167
                                                               --------------
                                                                        1,033
                                                               --------------
-------------------------------------------------------------------------------
MAURITIUS (0.4%)
BANKING
 State Bank of Mauritius                          3,050,000             1,756
                                                               --------------
-------------------------------------------------------------------------------
MEXICO (12.9%)
BANKING
 Banacci 'B'                                         18,817                59
 Banacci 'L'                                        805,847             2,366
 Bancomer 'B' ADR 144A                              165,768             2,259
                                                               --------------
                                                                        4,684
                                                               --------------
BEVERAGES & TOBACCO
 FEMSA 'B'                                        1,777,695            15,295
                                                               --------------
BROADCASTING & PUBLISHING
 Televisa CPO GDR                                   239,708             8,585
 TV Azteca ADR                                      102,460             2,305
                                                               --------------
                                                                       10,890
                                                               --------------
BUILDING MATERIALS & COMPONENTS
 Apasco                                             101,703               779
 Cemex 'B' ADR                                      158,080             1,879
 Cemex CPO                                          402,341             2,109
 Cemex CPO ADR                                      188,969             1,932
                                                               --------------
                                                                        6,699
                                                               --------------
-------------------------------------------------------------------------------
                                                                        VALUE
                                                     SHARES             (000)
-------------------------------------------------------------------------------
FOOD & HOUSEHOLD PRODUCTS
 Kimberly 'A'                                     1,258,411    U.S.$    6,580
 Maseca 'B'                                         192,835               234
                                                               --------------
                                                                        6,814
                                                               --------------
MERCHANDISING
 Cifra 'A'                                           36,785                83
 Cifra 'B'                                          140,175               331
 Cifra 'B' ADR                                       58,740               138
 Cifra 'C'                                          459,484             1,007
                                                               --------------
                                                                        1,559
                                                               --------------
MULTI-INDUSTRY
 Carso 'A1'                                          66,245               531
 Carso ADR                                           61,710               981
 Desc ADR                                            25,164             1,051
 Sidek 'A'                                            1,000                --@
                                                               --------------
                                                                        2,563
                                                               --------------
TELECOMMUNICATIONS
 Telmex 'L' ADR                                     172,525             8,928
                                                               --------------
                                                                       57,432
                                                               --------------
-------------------------------------------------------------------------------
PAKISTAN (4.3%)
CHEMICALS
 Engro Chemicals Ltd.                               292,000             1,082
 Fauji Fertilizer Co. Ltd.                        1,643,700             3,488
                                                               --------------
                                                                        4,570
                                                               --------------
ENERGY SOURCES
 Pakistan State Oil Co., Ltd.                       351,699             3,666
                                                               --------------
TELECOMMUNICATIONS
 Pakistan
  Telecommunications                              7,025,000             6,786
 Pakistan Telecommunications GDR                      7,650               738
                                                               --------------
                                                                        7,524
                                                               --------------
TEXTILES & APPAREL
 Nishat Mills Ltd.                                  471,926               181
                                                               --------------
UTILITIES - ELECTRICAL & GAS
 Hub Power Co.                                    1,530,600             2,048
 Karachi Electric Supply Corp.                      554,400               388
 Sui Northern Gas Co.                               771,300               615
                                                               --------------
                                                                        3,051
                                                               --------------
                                                                       18,992
                                                               --------------
-------------------------------------------------------------------------------
PERU (0.5%)
TELECOMMUNICATIONS
 Tel Peru 'B' ADR                                    90,550             2,139
                                                               --------------
-------------------------------------------------------------------------------
POLAND (2.5%)
BANKING
 Bank Handlowy W Warszawie                           17,000               243
 Bank Inicjatyw Gospodarczych
  GDR                                                84,000             1,638
 Bank Rozwoju Eksportu                               22,750               458
 Bank Slaski                                          6,900               519
                                                               --------------
                                                                        2,858
                                                               --------------
-------------------------------------------------------------------------------

                                                                        VALUE
                                                     SHARES             (000)
-------------------------------------------------------------------------------

POLAND (CONTINUED)
CHEMICALS
  Eastbridge                                         33,600    U.S.$    2,259
  Polifarb Cieszyn - Wroclaw                         32,403               176
  Polifarb Cieszyn - Wroclaw 'C'                    125,000               627
  Polifarb Cieszyn - Wroclaw (Rights)                 9,805                17
                                                               --------------
                                                                        3,079
                                                               --------------
CONSTRUCTION & HOUSING
  Exbud                                              46,500               567
                                                               --------------
FOOD & HOUSEHOLD PRODUCTS
  Agros Holding 'C'                                  60,880             1,775
                                                               --------------
INDUSTRIAL COMPONENTS
  Debica                                             31,500               914
                                                               --------------
MULTI-INDUSTRY
  International UNP Holdings Ltd.                 2,280,000               280
                                                               --------------
WHOLESALE & INTERNATIONAL TRADE
  Elektrim                                          148,500             1,659
                                                               --------------
                                                                       11,132
                                                               --------------
-------------------------------------------------------------------------------
RUSSIA (8.0%)
BROADCASTING & PUBLISHING
  Storyfirst Communications, Inc. 'C'
    (Preferred)                                         270               180
  Storyfirst Communications, Inc. 'D'
    (Preferred)                                         720               540
  Storyfirst Communications, Inc. 'E'
    (Preferred)                                         780               780
  Storyfirst Communications, Inc. 'F'
   (Preferred)                                          139               348
  Storyfirst Communications, Inc.,
    First Section, Tranche 1
    (Convertible)                                       577               685
  Storyfirst Communications, Inc.,
    Second Section, Tranche II
     (Convertible)                                      146               173
  Storyfirst Communications, Inc.,
   Tranche IV(Convertible)                              221               263
                                                               --------------
                                                                        2,969
                                                               --------------

ENERGY SOURCES
  Lukoil Holdings                                   149,900             3,680
  Lukoil Holdings (Preferred)                        60,000             1,146
  Lukoil Holdings ADR 144A                           27,065             2,626
  Surgutneftegaz ADR                                175,000             2,056
  Tatneft ADR                                        10,000             1,565
                                                               --------------
                                                                       11,073
                                                               --------------
FOREST PRODUCTS & PAPER
  Alliance Cellulose Ltd. 'B'                       156,075             1,049
                                                               --------------
MERCHANDISING
TSUM                                              2,828,000             1,895
                                                               --------------

TELECOMMUNICATIONS
  Global Tele-Systems Ltd.                          214,285             4,285
  Rostelecom                                        278,500             1,170
  Russian Telecom
    Development Corp.                               176,000               836
                                                               --------------
                                                                        6,291
                                                               --------------
-------------------------------------------------------------------------------

                                                                        VALUE
                                                     SHARES             (000)
-------------------------------------------------------------------------------
UTILITIES - ELECTRICAL & GAS
  Edinaya Energetiches                               62,500    U.S.$       25
  Irkutskenergo                                   3,460,000             1,128
  Mosenergo                                       2,525,000             4,090
  Unified Energy System (UES)                    18,022,500             7,191
                                                               --------------
                                                                       12,434
                                                               --------------
                                                                       35,711
                                                               --------------
-------------------------------------------------------------------------------

SINGAPORE (0.1%)
  FOOD & HOUSEHOLD PRODUCTS
   Want Want Holdings                               156,000               396
                                                               --------------
-------------------------------------------------------------------------------
SOUTH AFRICA (9.1%)
APPLIANCES & HOUSEHOLD DURABLES
  Ellerine Holdings Ltd.                            337,500             2,680
                                                               --------------
BANKING
  First National Bank Holdings Ltd.                 148,200             1,177
  NBS Boland Ltd.                                    30,600               630
                                                               --------------
                                                                        1,807
                                                               --------------
CHEMICALS
  SASOL Ltd.                                        815,500            11,242
  SASOL Ltd. 8.5%
   (Convertible Preferred)                            3,200                43
                                                               --------------
                                                                       11,285
                                                               --------------
ELECTRICAL & ELECTRONICS
  Persetel Q Holdings Ltd.                          253,000             1,661
  Reunert Ltd.                                       32,900                97
                                                               --------------
                                                                        1,758
                                                               --------------
FINANCIAL SERVICES
  Amalgamated Banks of South Africa                 278,559             1,898
  Coronation Holdings Ltd. 'N'
   (Rights)                                           4,925                 7
  Coronation Holdings Ltd. 'N' - New                 19,700               339
  Forbes Group Ltd.                                 355,300               671
  Samgro Investment Holdings Ltd. -
    New                                             452,000             1,164
                                                               --------------
                                                                        4,079
                                                               --------------
FOOD & HOUSEHOLD PRODUCTS
  Foodcorp Ltd.                                     136,427               878
  Illovo Sugar Ltd.                                 403,600               736
                                                               --------------
                                                                        1,614
                                                               --------------
INSURANCE
  Liberty Life Association of Africa Ltd.            41,900             1,223
                                                               --------------
MISCELLANEOUS MATERIALS & COMMODITIES
   De Beers Centenary AG                             27,100               789
                                                               --------------
MULTI-INDUSTRY
   Barlow Ltd.                                      289,676             3,310
   Bidvest Group Ltd.                                56,734               463
   Gencor Ltd.                                       90,460               213
   Malbak Ltd.                                      651,300               950
  *Morgan Stanley Africa Investment
     Fund, Inc.                                     141,445             2,405
   New Africa Investments Ltd.
     (Preferred) 'N'                                492,100               364
   Rembrandt Group Ltd.                             685,500             6,207
                                                               --------------
                                                                       13,912
                                                               --------------
-------------------------------------------------------------------------------

                                                                        VALUE
                                                     SHARES             (000)
-------------------------------------------------------------------------------
SOUTH AFRICA (CONTINUED)
RETAIL - MAJOR DEPARTMENT STORES
  Protea Furnishers Ltd.                          1,029,200    U.S.$      530
                                                               --------------
TELECOMMUNICATIONS
  Plessey Corp. Ltd.                                413,300               851
                                                               --------------
                                                                       40,528
                                                               --------------
-------------------------------------------------------------------------------

TAIWAN (5.2%)
CHEMICALS
  Formosa Plastics Corp.                             36,090                73
                                                               --------------
CONSTRUCTION & HOUSING
  Cathay Construction Corp.                       1,425,000             2,127
  Kuoyang Construction                              496,540             1,197
                                                               --------------
                                                                        3,324
                                                               --------------
ELECTRONIC COMPONENTS & INSTRUMENTS
  Acer, Inc.                                        412,250               807
  Asustek Computer Inc.                             550,000             9,708
  Compal Electronics                                230,700               823
  Hon Hai Precision Industry                        105,000               789
  Siliconware Precision Industries Co.              518,000             1,765
                                                               --------------
                                                                       13,892
                                                               --------------

FINANCIAL SERVICES
  China Development Corp.                           382,500             1,357
                                                               --------------
TEXTILES & APPAREL
  Far East Textile                                2,987,866             4,407
                                                               --------------
                                                                       23,053
                                                               --------------
-------------------------------------------------------------------------------
THAILAND (2.4%)
BANKING
  Siam Commercial Bank Co. Ltd.
   (Foreign)                                        770,300             2,504
                                                               --------------
BROADCASTING & PUBLISHING
  Grammy Entertainment Public
    Co. Ltd.                                         67,000               534
                                                               --------------
CHEMICALS
  National Petrochemical Ltd. (Foreign)             622,000               394
                                                               --------------
CONSTRUCTION & HOUSING
  Bangkok Expressway Public
    Co., Ltd.                                       460,000               444
                                                               --------------
ELECTRICAL & ELECTRONICS
  Delta Electronics Public Co., Ltd.                 10,300                88
  Shinawatra Computer Co. Ltd. (Foreign)            260,900             1,437
                                                               --------------
                                                                        1,525
                                                               --------------
ENERGY SOURCES
  Lanna Lignite Co. Ltd. (Foreign)                   66,400               362
  PTT Exploration & Production Public Co. Ltd.       43,200               579
                                                               --------------
                                                                          941
                                                               --------------

FINANCIAL SERVICES
  Industrial Finance Corp. (Foreign)                448,300               583
  National Finance & Securities
    Co. Ltd.                                        320,700               219
  National Finance & Securities
    Co. Ltd. (Foreign)                              297,300               252
                                                               --------------
                                                                        1,054
                                                               --------------
-------------------------------------------------------------------------------


                                                                        VALUE
                                                     SHARES             (000)
-------------------------------------------------------------------------------
REAL ESTATE
  Central Pattana Co. Ltd. (Foreign)                200,900    U.S.$      343
                                                               --------------
TELECOMMUNICATIONS
  Advanced Information Services Co.
    Ltd. (Foreign)                                  306,300             2,025
  United Communications Industry
    Ltd. (Foreign)                                  360,200             1,052
                                                               --------------
                                                                        3,077
                                                               --------------
TRANSPORTATION
  Thai Airways International
   Public Co., Ltd.                                  42,000                65
                                                               --------------
                                                                       10,881
                                                               --------------
-------------------------------------------------------------------------------
TURKEY (5.1%)
APPLIANCES & HOUSEHOLD DURABLES
  Aksa Arcelik                                    3,531,500               446
                                                               --------------
BANKING
  Turkiye Garanti Bankasi                        56,429,940             3,045
  Yapi Ve Kredi Bankasi                         295,094,850             7,367
                                                               --------------
                                                                       10,412
                                                               --------------
BEVERAGES & TOBACCO
  Efes Sinai Yatirim                             30,236,087               694
  Ege Biracilik Ve Malt Sanayii                  22,828,000             2,620
                                                               --------------
                                                                        3,314
                                                               --------------
ELECTRICAL & ELECTRONICS
  Vestel Elektronik Sanayi Ve Ticaret AS         13,308,000             1,222
                                                               --------------
MERCHANDISING
  Migros Turk TAS                                 2,328,750             2,038
                                                               --------------
METALS - STEEL
  Eregli Demir Ve Celik
   Fabrikalari TAS                               28,305,000             5,036
                                                               --------------
                                                                       22,468
                                                               --------------
-------------------------------------------------------------------------------
UNITED KINGDOM (0.1%)
METALS - NON-FERROUS
  Billiton plc                                       98,775               380
                                                               --------------
-------------------------------------------------------------------------------
VENEZUELA (0.5%)
TELECOMMUNICATIONS
  CANTV ADR                                          34,090             1,560
                                                               --------------
UTILITIES - ELECTRICAL & GAS
 Electricidad de Caracas                            308,009               496
                                                               --------------
                                                                        2,056
                                                               --------------
-------------------------------------------------------------------------------
ZIMBABWE (0.9%)
BANKING
  NMBZ Holdings Ltd.                                202,600               469
                                                               --------------
MERCHANDISING
  Meikles Africa Ltd.                               157,000               338
                                                               --------------
MULTI-INDUSTRY
  Delta Corp.                                       607,500               848
  Trans Zambezi Industries Ltd.                   4,000,000             2,347
                                                               --------------
                                                                        3,195
                                                               --------------
                                                                        4,002
                                                               --------------
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost U.S.$360,715)                                                421,705
                                                               --------------
-------------------------------------------------------------------------------

                                                    FACE
                                                    AMOUNT              VALUE
                                                      (000)             (000)
-------------------------------------------------------------------------------
DEBT INSTRUMENTS (0.3%)
-------------------------------------------------------------------------------
INDIA (0.3%)
CHEMICALS
  Supreme Petrochem Ltd. 2.25%, 4/22/02  INR            400    U.S.$      133
                                                               --------------
METALS - STEEL
  Shri Ishar Alloy Steels Ltd.
  15.00%, 4/21/01                                       581               235
                                                               --------------
MULTI-INDUSTRY
  DCM Shriram Industries
   Ltd. 9.90%, 2/21/02                                  335               466
  DCM Shriram Industries Ltd.
     (Convertible) 7.50%, 2/21/02                       330               363
                                                               --------------
                                                                          829
                                                               --------------
-------------------------------------------------------------------------------
TOTAL DEBT INSTRUMENTS
 (Cost U.S.$1,687)                                                      1,197
                                                               --------------
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (3.9%)
-------------------------------------------------------------------------------
UNITED STATES (3.9%)
  REPURCHASE AGREEMENT
   Chase Securities, Inc., 5.75%,
    dated 9/30/97, due
    10/1/97, to be
    repurchased at U.S.
    $17,501, collateralized by
    United States Treasury
    Bonds, 8.50%, due
    2/15/20, valued at U.S.
    $17,839 (Cost U.S.$17,501)           U.S.$       17,501            17,501
                                                               --------------
-------------------------------------------------------------------------------

                                                       FACE
                                                     AMOUNT             VALUE
                                                      (000)             (000)
-------------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH
 CUSTODIAN (1.2%)
  Argentine Peso                        ARP               6    U.S.$        6
  Brazil Real                           BRL             997               910
  Colombian Peso                        COP          89,137                72
  Indian Rupee                          INR          56,210             1,554
  Israeli Shekel                        ISS               9                 3
  Mexican Peso                          MXP           3,984               513
  Pakistani Rupee                       PKR          28,671               708
  Peruvian New Sol                      PSS               4                 1
  Philippine Peso                       PHP           1,875                54
  Polish Zloty                          PLZ             224                65
  South Korean Won                      KRW         284,157               311
  Taiwan Dollar                         TWD           7,654               268
  Thai Baht                             THB          21,845               602
  Venezuelan Bolivar                    VEB             582                 1
                                                               --------------
  (Cost U.S.$5,095)                                                     5,068
                                                               --------------
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.2%)
 (Cost U.S.$384,998)                                                  445,471
                                                               --------------
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.2%)
  Other Assets                          U.S.$        47,064
  Liabilities                                       (47,784)             (720)
                                                   ----------   --------------
-------------------------------------------------------------------------------
NET ASSETS (100%)
  Applicable to 22,824,344 issued and outstanding
  U.S.$0.01 par value shares (100,000,000 shares
  authorized)                                                   U.S.$ 444,751
                                                                --------------
-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                       U.S.$   19.49
                                                                --------------
--------------------------------------------------------------------------------
    @ -- Value is less than U.S.$500.
    * -- The Fund is advised by an affiliate.
  ADR -- American Depositary Receipt.
  GDR -- Global Depositary Receipt.
  NOTE: Prior government approval for foreign investments may be required under certain circumstances in some emerging markets, and foreign ownership limitations may also be imposed by the charters of individual companies in emerging markets. As a result, an additional class of shares designated as "foreign" may be created and offered for investment. The "local" and "foreign" shares' market values may vary.



                                          10